Prudential Day One 2065 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 52.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,619	$29,284
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	7,724	135,394
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	5,767	52,309
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	5,813	91,491
		308,478
Fixed Income — 7.6%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,243	23,282
PGIM Total Return Bond Fund (Class R6)	1,874	20,910
		44,192
International Equity — 39.5%
PGIM Global Real Estate Fund (Class R6)	1,819	29,480
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	5,733	58,362
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	11,808	143,227
		231,069

Total Long-Term Investments (cost $572,810)		583,739

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,865)	1,865	1,865

TOTAL INVESTMENTS 100.2% (cost $574,675)(wa)		585,604
Liabilities in excess of other assets (0.2)%		(1,411)

Net Assets 100.0%		$584,193

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds